ACCOUNTS RECEIVABLE	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 5 – Accounts Receivable

Accounts receivable was $281,827 and $161,409 at November 30, 2020 and May 31, 2020, respectively. During the six months ended November 30, 2020, the Company had bad debt expense in the net amount of $5,992, consisting of the write-off of a receivable from a credit card processor in the amount of $7,668, partially offset by the collection from a customer in the amount of $1,746 which had been previously written-off. No allowance for doubtful accounts was necessary during the three and six months ended November 30, 2020 and 2019.

NOTE 6 – ACCOUNTS RECEIVABLE

Accounts receivable was $161,409 and $163,571 at May 31, 2020 and 2019, respectively. The Company had bad debt expense of $108,392 during the year ended May 31, 2020, including $101,512 in connection with a receivable from a credit card company. The Company had bad debt expense of $0 during the prior period.